Events after the reporting period	12 Months Ended
Dec. 31, 2025
Events after the reporting period
Events after the reporting period

28. Events after the reporting period

On February 24, 2026, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend will be paid on March 26, 2026, to shareholders of record on March 12, 2026.

On January 29, 2026, the Group signed an amendment agreement to increase the Global Asset Based Loan facility to $450 million and to extend the maturity to January 29, 2031.